Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Inventories
Raw materials and merchandise	€ 4,223	€ 3,116
Work in progress	9,513	8,020
Total	€ 13,736	€ 11,136